Business Segments Information (Financial Information By Geographic Area) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Segment Reporting Information [Line Items]
Sales by Destination, Total	$ 6,545	$ 6,288	$ 5,854	$ 5,535	$ 5,841	$ 5,417	$ 4,953	$ 4,828	$ 24,222	$ 21,039	$ 20,102
Property, Plant and Equipment, Total	3,437				3,287				3,437	3,287	3,500
United States And Canada [Member]
Segment Reporting Information [Line Items]
Sales by Destination									10,773	9,823	9,408
Property, Plant and Equipment	1,869				1,858				1,869	1,858	2,028
Asia [Member]
Segment Reporting Information [Line Items]
Sales by Destination									5,636	4,858	4,312
Property, Plant and Equipment	583				505				583	505	525
Europe [Member]
Segment Reporting Information [Line Items]
Sales by Destination									5,271	4,309	4,341
Property, Plant and Equipment	714				683				714	683	717
Latin America [Member]
Segment Reporting Information [Line Items]
Sales by Destination									1,319	1,065	1,004
Property, Plant and Equipment	262				229				262	229	227
Middle East/Africa [Member]
Segment Reporting Information [Line Items]
Sales by Destination									1,223	984	1,037
Property, Plant and Equipment	9				12				9	12	3
China [Member]
Segment Reporting Information [Line Items]
Sales by Destination									$ 3,079	$ 2,692	$ 2,306